Submission	Sep. 18, 2026
Submission [Line Items]
Central Index Key	0000917251
Registrant Name	AGREE REALTY CORP
Registration File Number	333-295307
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES